Content Assets, Net - Summary of Film Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Film, Monetized on Its Own, Capitalized Cost [Abstract]
Released, less amortization	$ 34,713	$ 35,936
In production	175	3,411
Content assets, net	$ 34,888	$ 39,347